Fair Value Measurements on a Recurring Basis (Details) - Schedule of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets:
Assets held in Trust Account – U.S. government debt securities	$ 7,835,221
Fair Value Measurement [Member]
Assets:
Assets held in Trust Account – U.S. government debt securities		$ 31,445,874	$ 250,017,673
Liabilities:
Warrant liability		178,780	5,300,188
FPS liability	20,050,252	2,504,214	2,006,525
Total Liabilities		2,682,994	7,306,713
Quoted Prices in Active Markets (Level 1) [Member] | Fair Value Measurement [Member]
Assets:
Assets held in Trust Account – U.S. government debt securities		31,445,874	250,017,673
Liabilities:
Warrant liability
FPS liability
Total Liabilities
Significant Other Observable Inputs (Level 2) [Member] | Fair Value Measurement [Member]
Assets:
Assets held in Trust Account – U.S. government debt securities
Liabilities:
Warrant liability		178,780	5,300,188
FPS liability
Total Liabilities		178,780	5,300,188
Significant Other Unobservable Inputs (Level 3) [Member] | Fair Value Measurement [Member]
Assets:
Assets held in Trust Account – U.S. government debt securities
Liabilities:
Warrant liability
FPS liability	$ 20,050,252	2,504,214	2,006,525
Total Liabilities		$ 2,504,214	$ 2,006,525